Annual Total Returns - Macquarie Global Allocation Fund - Class A	Jun. 30, 2024
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	(5.27%)
2015	(8.22%)
2016	(2.70%)
2017	15.92%
2018	(7.58%)
2019	18.16%
2020	10.88%
2021	11.26%
2022	(14.51%)
2023	12.42%